Stock Based Compensation Plans: (Details 1) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Stock Based Compensation Plans: [Abstract]
Options outstanding - beginning of period	5,443,000	6,753,188
Weighted average exercise price: Options outstanding	$ 2.21	$ 1.77
Options exercised	(37,500)	(1,488,520)
Weighted average exercise price: Options exercised	$ 1.82	$ 0.43
options granted	0	250,000
Weighted average exercise price: Options granted	$ 0	$ 3.00
Options outstanding - end of period	5,405,500	5,514,668
Weighted average exercise price: Options outstanding - end of period	$ 2.21	$ 2.19
Options exercisable - end of period	4,455,500	3,895,918
Weighted average exercise price: Options exercisable - end of period	$ 2.28	$ 2.32